Change In Accounting Policy (Consolidated Balance Sheets) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated other comprehensive loss	$ (1,969)	$ (2,241)	[1]	$ (3,711)	$ (3,739)
Retained earnings	$ 19,529	20,987	[1]
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated other comprehensive loss		(1,995)
Retained earnings		$ 20,741

[1]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.